Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 15, 2021	Jan. 02, 2021	Feb. 10, 2021	Jan. 19, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible promissory note							$ 13,788,710	$ 11,000,000
Debt conversion, converted instrument, Value							$ 1,306,489
Debt conversion, converted instrument, shares							140,138,107
Subsequent Event [Member]
Debt conversion, converted instrument, shares						224,185,847
Consulting agreements, description				The terms of the agreements are for one consultant a 12,000,000 Company one-time new shares issuance and $1,000 cash monthly payment, and to the second consultant 250,000 Company one-time new shares issuance, along with additional 30,000 new issuance per quarter, and $500 cash monthly payment. The company issued to the consultants the 12,250,000 restricted stock on February 11, 2021.
Debt maturity extension fee					$ 1,000
Subsequent Event [Member] | Securities Purchase Agreement | Redstart [Member]
Convertible promissory note	$ 106,200		$ 184,200
Note payable, interest rate			6.00%
Purchase price	$ 88,500		$ 153,500
Maturity date	Jun. 15, 2022		Feb. 05, 2022
Subsequent Event [Member] | Settlement Agreement
Note payable, principal amount		$ 3,300,000
Monthly payment		$ 100,000